PC&J PERFORMANCE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE: The investment objective of PC&J Performance Fund is long-term growth of capital.
FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	none
Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)	none
Redemption Fees (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets)		0.60%
Acquired Fund Fees and Expenses	[1]	0.10%
Expenses (as a percentage of Assets)		1.70%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PC&J PERFORMANCE FUND PC&J PERFORMANCE FUND SHARES	173	537	925	2,019

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 247% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY: The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

The portfolio manager may engage in frequent buying and selling of the Fund's investments.

PRINCIPAL INVESTMENT RISKS: The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common Stock Risk: Common stocks (including ETFs) tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

Sector Risk: The Fund may focus its investments in one or more sectors. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Market Risk: The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

ETF Risk: There are risks associated with investing in ETFs. The underlying ETF may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in ETFs, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.

Small and Medium Capitalization Risk: To the extent the Fund invests in the stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance(before and after taxes)cannot predict or guarantee future results

PERFORMANCE FUND

Best Quarter	13.56% for the quarter ended 6/30/03
Worst Quarter	-19.47% for the quarter ended 12/31/08

Average Annual Total Return For the periods ended 12/31/11
Average Annual Total Returns PC&J PERFORMANCE FUND		1 Year	5 Years	10 Years
PC&J PERFORMANCE FUND SHARES		0.51%	0.02%	1.27%
PC&J PERFORMANCE FUND SHARES - Return After Taxes on Distributions	[1]	(0.76%)	(0.58%)	0.60%
PC&J PERFORMANCE FUND SHARES - Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.99%	0.04%	1.07%
S&P 500 Index		2.11%	(0.25%)	2.90%
[1]	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PC&J PERFORMANCE FUND
CIK	dei_EntityCentralIndexKey	0000731759
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
PC&J PERFORMANCE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	INVESTMENT OBJECTIVE: The investment objective of PC&J Performance Fund is long-term growth of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 247% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	247.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

PRINCIPAL INVESTMENT STRATEGY: The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. The Fund may invest in any capitalization range of stocks. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

The portfolio manager may engage in frequent buying and selling of the Fund's investments.

Risk, Narrative	rr_RiskNarrativeTextBlock

PRINCIPAL INVESTMENT RISKS: The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common Stock Risk: Common stocks (including ETFs) tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

Sector Risk: The Fund may focus its investments in one or more sectors. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Market Risk: The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

ETF Risk: There are risks associated with investing in ETFs. The underlying ETF may not achieve its objective. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, because the total return generated by the securities will be reduced by transaction costs and operating expenses. To the extent the Fund invests in ETFs, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses.

Small and Medium Capitalization Risk: To the extent the Fund invests in the stocks of small and medium sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium sized companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium sized companies may have limited markets, product lines or financial resources and may lack management experience.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

May Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund's returns may vary, and you could lose money.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance(before and after taxes)cannot predict or guarantee future results

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) cannot predict or guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	PERFORMANCE FUND
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter	13.56% for the quarter ended 6/30/03
Worst Quarter	-19.47% for the quarter ended 12/31/08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.47%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return For the periods ended 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PC&J PERFORMANCE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
PC&J PERFORMANCE FUND | PC&J PERFORMANCE FUND SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets)	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	173
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	537
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	925
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,019
2002	rr_AnnualReturn2002	(23.33%)
2003	rr_AnnualReturn2003	23.00%
2004	rr_AnnualReturn2004	7.30%
2005	rr_AnnualReturn2005	3.27%
2006	rr_AnnualReturn2006	8.49%
2007	rr_AnnualReturn2007	18.50%
2008	rr_AnnualReturn2008	(36.63%)
2009	rr_AnnualReturn2009	17.92%
2010	rr_AnnualReturn2010	12.46%
2011	rr_AnnualReturn2011	0.51%
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.27%
PC&J PERFORMANCE FUND | PC&J PERFORMANCE FUND SHARES | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.76%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.58%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.60%	[2]
PC&J PERFORMANCE FUND | PC&J PERFORMANCE FUND SHARES | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.07%	[2]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.
[2]	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.